Goodwill and Other Intangibles (Tables)	12 Months Ended
Oct. 31, 2021
Intangible assets and goodwill [abstract]
Summary of Goodwill by Segment

Goodwill by Segment

(millions of Canadian dollars)	Canadian Retail	U.S. Retail 1	Wholesale Banking	Total
Carrying amount of goodwill as at November 1, 2019	$2,836	$13,980	$160	$16,976

Foreign currency translation adjustments and other	10	162	–	172

Carrying amount of goodwill as at October 31, 2020 2	$2,846	$14,142	$160	$17,148
Additions (disposals)	40	–	116	156

Foreign currency translation adjustments and other	(62)	(1,008)	(2)	(1,072)
Carrying amount of goodwill as at October 31, 2021 2	$2,824	$13,134	$274	$16,232

Pre-tax discount rates
2020	9.7–11.0%	9.2–11.8%	12.7%
2021	9.6–11.0	9.4–10.0	13.3

1	Goodwill predominantly relates to U.S. personal and commercial banking.
2	Accumulated impairment as at October 31, 2021 and October 31, 2020 was nil.

Summary of Other Intangibles
The following table presents details of other intangibles as at October 31, 2021 and October 31, 2020.

Other Intangibles

(millions of Canadian dollars)	Core deposit intangibles	Credit card related intangibles	Internally generated software	Other software	Other intangibles	Total
Cost
As at November 1, 2019	$2,576	$842	$2,927	$295	$743	$7,383
Additions	–	–	327	44	41	412
Disposals	–	–	(55)	(25)	–	(80)
Fully amortized intangibles	–	–	(391)	(37)	–	(428)

Foreign currency translation adjustments and other	30	2	26	1	6	65

As at October 31, 2020	$2,606	$844	$2,834	$278	$790	$7,352
Additions	–	–	401	58	310	769
Disposals	–	–	(275)	(5)	–	(280)
Fully amortized intangibles	–	–	(251)	(75)	–	(326)

Foreign currency translation adjustments and other	(186)	(10)	(84)	(11)	(41)	(332)
As at October 31, 2021	$2,420	$834	$2,625	$245	$1,059	$7,183

Amortization and impairment
As at November 1, 2019	$2,481	$628	$1,167	$191	$413	$4,880
Disposals	–	–	(32)	(25)	–	(57)
Impairment losses (reversals)	–	–	4	–	13	17
Amortization charge for the year	54	60	528	73	66	781
Fully amortized intangibles	–	–	(391)	(37)	–	(428)

Foreign currency translation adjustments and other	28	2	(1)	2	3	34

As at October 31, 2020	$2,563	$690	$1,275	$204	$495	$5,227
Disposals	–	–	(272)	(5)	–	(277)
Impairment losses (reversals)	–	–	–	–	(4)	(4)
Amortization charge for the year	29	61	487	53	76	706
Fully amortized intangibles	–	–	(251)	(75)	–	(326)

Foreign currency translation adjustments and other	(184)	(11)	(32)	(12)	(27)	(266)
As at October 31, 2021	$2,408	$740	$1,207	$165	$540	$5,060
Net Book Value:
As at October 31, 2020	$43	$154	$1,559	$74	$295	$2,125
As at October 31, 2021	12	94	1,418	80	519	2,123